Losses Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Basic losses per share
Weighted average number of outstanding ordinary shares in issue	729,239,181	685,285,841
Net loss attributable to the Company (US$'000)	$ (102,397)	$ (49,694)
Losses per share attributable to the Company (US$ per share)	$ (0.14)	$ (0.07)